LONG-TERM DEBT - OTHERS (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Other Long-Term Debt
A.	Composition

As of December 31, 2022 and 2021:

Details	2022	2021
Long-term JPY loan - principal amount - see Notes 11B and 11C below	$83,368	$95,572
Capital leases and other long-term liabilities - see Note 11D below	159,656	141,073
Operating leases - see Note 11E below	10,355	14,113
Less - current maturities	(43,310)	(41,324)
	$210,069	$209,434

Schedule of Repayment of Loans
B.	Repayment Schedule of Long-term JPY Loan
  As of December 31, 2022:
Details	Interest Rate	2023	2024	2025	2026	2027	Total
Long-term JPY loan	1.95%	$-	$11,911	$23,819	$23,819	$23,819	$83,368

Schedule of Maturity of Capital Leases liabilities
The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2022:

Fiscal Year	Amount ($)
2023	$42,604
2024	43,956
2025	28,603
2026	26,701
2027	4,888
2028 and on	20,778
Total	167,530
Less - imputed interest	(7,874)
Total	$159,656

Schedule of Composition of Operating Leases
The following presents the composition of operating leases in the balance sheets:

Details	Classification in the Consolidated Balance Sheets	December 31, 2022	December 31, 2021
ROU - assets under operating leases	Deferred tax and other long-term assets, net	$10,355	$14,113
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$3,171	$4,512
Long-term operating lease liabilities	Long-term debt	7,184	9,601
Total operating lease liabilities		$10,355	$14,113
Weighted average remaining lease term (years)		4.3	4.8
Weighted average discount rate		1.94%	1.94%

Schedule of Maturity of Operating Leases liabilities
The following presents the maturity presentation of operating lease liabilities as of December 31, 2022:

Fiscal Year	Amount ($)
2023	$3,134
2024	2,406
2025	2,235
2026	2,222
2027	671
Total	10,668
Less - imputed interest	(313)
Total	$10,355